Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2017
Liquidity Risk Tables
Contractual maturities of financial liabilities
In Thousands of US Dollars
Description	Carrying Amount	Less than 1 year	1 year to 5 years
Trade accounts payable and accrued liabilities
December 31, 2017	$2,230	$2,230	$–
December 31, 2016	$1,368	$1,368	$–
Convertible notes
December 31, 2017	$-	$-	$–
December 31, 2016	$931	$1,070	$–